CONDENSED CONSOLIDATED STATEMENTS OF EQUITY (DEFICIT) - USD ($) $ in Thousands		Total	Aimtell, PushPros and Aramis	Crisp Results	Prism Data	Clairvest	SmarterChaos		Common Class A	Common Class B	Total Stockholders' Deficit	Total Stockholders' Deficit Aimtell, PushPros and Aramis	Total Stockholders' Deficit Crisp Results	Total Stockholders' Deficit Prism Data	Total Stockholders' Deficit SmarterChaos	[2]	Common Stock Common Class A	Common Stock Common Class A Aimtell, PushPros and Aramis	Common Stock Common Class A Crisp Results	Common Stock Common Class A Prism Data	Common Stock Common Class A SmarterChaos	[2]	Common Stock Common Class B	Common Stock Common Class B Prism Data	Additional Paid-in Capital	Additional Paid-in Capital Aimtell, PushPros and Aramis	Additional Paid-in Capital Crisp Results	Additional Paid-in Capital Prism Data	Additional Paid-in Capital SmarterChaos	[2]	Retained Earnings	Non- controlling Interest	Non- controlling Interest Aimtell, PushPros and Aramis	Non- controlling Interest Crisp Results	Non- controlling Interest Prism Data	Non- controlling Interest Clairvest	Non- controlling Interest SmarterChaos	[1]	Members' Deficit
Beginning balance (in shares) at Dec. 31, 2019																	0						0
Beginning balance at Dec. 31, 2019		$ (106,258)									$ 0						$ 0						$ 0		$ 0						$ 0	$ 0							$ (106,258)
Net loss		(13,714)									(7,351)																				(7,351)	(5,018)							(1,345)
Shares issued in connection with acquisition		3,000									1,861														1,861							1,139
Distributions		(162)																														8							(170)
Stock issued during the period (in shares)																	32,294,000						25,857,000
Stock issued during the period		20,491									(46,635)						$ 3						$ 3		(50,846)						4,205	(40,647)							107,773
Stock-based compensation		$ 958									958														958
Working capital adjustment related to Business Combination (in shares)																	99,000						142,000
Ending balance (in shares) at Dec. 31, 2020		58,392,040							32,392,576	25,999,464							32,393,000						25,999,000
Ending balance at Dec. 31, 2020		$ (95,685)									(51,167)						$ 3						$ 3		(48,027)						(3,146)	(44,518)							0
Net loss		6,193									2,202																				2,202	3,991
Shares issued in connection with acquisition (in shares)																		1,293,000	1,595,000
Shares issued in connection with acquisition			$ 14,889	$ 19,823								$ 8,688	$ 11,567													$ 8,688	$ 11,567						$ 6,201	$ 8,256
Distributions					$ (179)	$ (17)	$ (2)	[1]																											$ (179)	$ (17)	$ (2)
Stock issued during the period (in shares)																	1,000
Stock issued during the period		17									17														17
Stock-based compensation		6,840									6,840														6,840
Units/shares redeemed and issued to Class A Common Stock (in shares)																				300,000	154,000			(300,000)
Units/shares redeemed and issued to Class A Common Stock					$ 192		$ 392	[2]						$ 192	$ 392													$ 192	$ 392
Directors and employee vested units issued (in shares)																	490,000
Correction of Business Combination Tax Receivable Agreement		(322)									(322)														(322)
Impact of transactions affecting non-controlling interest	[3]	0									(4,707)														(4,707)							4,707
Other	[4]	$ 41									121														121							(80)
Ending balance (in shares) at Dec. 31, 2021		61,925,075							36,225,611	25,699,464							36,226,000						25,699,000
Ending balance at Dec. 31, 2021		$ (47,818)									$ (26,177)						$ 3						$ 3		$ (25,239)						$ (944)	$ (21,641)							$ 0

[1]	Represents tax distribution to former owners of SmarterChaos.
[2]	On June 30, 2021, the sellers of SmarterChaos redeemed approximately one-half of their non-controlling interest held through DMSH Units in exchange for Class A Common Stock in DMS Inc. The non-controlling interest held by the Sellers of SmarterChaos did not include related Class B Common Stock to be retired upon redemption.
[3]	The carrying amount of non-controlling interest was adjusted primarily to reflect the change in ownership interest caused by additional controlling shares contributed as a result of the Crisp acquisition and non-controlling redemptions by Prism and the Sellers of SmarterChaos.
[4]	Includes costs associated with the issuance of equity shares, other distribution costs, and other tax adjustments associated with the Tax Receivable Agreement.